OPERATING SEGMENT INFORMATION - Non current Assets per segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NON CURRENT
Fixed Assets	R$ 33,367,981	R$ 32,662,912
Intangible	4,992,176	785,493	R$ 818,362
TOTAL NON CURRENT ASSETS	148,558,073	134,144,012
Reportable Segments [Member]
NON CURRENT
Fixed Assets	33,367,981	32,662,912	33,315,874
Intangible	4,992,176	650,950	655,041
TOTAL NON CURRENT ASSETS	38,360,157	33,313,862	33,970,915
Administration
NON CURRENT
Fixed Assets	1,726,464	1,555,229	1,545,786
Intangible	517,240	354,540	553,008
TOTAL NON CURRENT ASSETS	2,243,704	1,909,769	2,098,794
Generation
NON CURRENT
Fixed Assets	31,641,517	31,107,683	31,770,088
Intangible	4,472,844	294,318	99,941
TOTAL NON CURRENT ASSETS	36,114,361	31,402,001	31,870,029
Transmission
NON CURRENT
Intangible	2,092	2,092	2,092
TOTAL NON CURRENT ASSETS	R$ 2,092	R$ 2,092	R$ 2,092